Long-Term Loan	12 Months Ended
Dec. 31, 2019
Long-term Loan [Abstract]
Long-term Loan

NOTE 9 - Long-term Loan

The Company has a car loan credit line of NT$1,500,000 (approximately US$48,371), which matures on May 21, 2024, from a Taiwan financing company with annual interest rate of 9.7%. The installment payment plan is 60 months to pay off the balance on the 21st of each month. Future installment payments as of December 31, 2019 are as follows:

Year ending December 31,
2020	$12,698
2021	12,698
2022	12,698
2023	12,698
2024	5,292
Total installment payments	56,084
Less: Imputed interest	(10,615)
Present value of long-term loan	45,469
Current portion	(8,666)
Non-current portion	$36,803